26. Concentration Risk (Details - Accounts receivable risk) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Accounts receivable	$ 73,843	$ 66,175
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 113,271	$ 117,014
Concentration risk percentage	64.00%	83.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Zhongwei Hanky [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 35,222	$ 34,049
Concentration risk percentage	20.00%	24.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Alxa League Zhiwei [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 40,828	$ 39,951
Concentration risk percentage	23.00%	28.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Realforce [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 21,734	$ 23,199
Concentration risk percentage	12.00%	17.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Inner Mongolia Zhaojing [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 15,487	$ 19,815
Concentration risk percentage	9.00%	14.00%